14. CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details 5) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets And Financial Liabilities With The Tariff Adjustments [abstract]
Beginning balance		R$ 882	R$ 1,080	R$ (46)
Additions		611	724	1,638
Amortization		(156)	(666)	335
Others - R&D Reimbursement				(115)
Payments from the Flag Tariff Centralizing Account		(63)	(361)	(794)
Receipt funds of ''Covid-account''	[1]	(1,404)
Updating - Selic rate (Note 31)		32	105	62
Ending balance		R$ (98)	R$ 882	R$ 1,080

[1]	The amount received via 'Covid-account' will be reversed in a negative financial component in the 2021 or 2022 tariff processes, as detailed in note 1.